Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	Aug. 09, 2013	Jun. 28, 2013
Document and Entity Information:
Entity Registrant Name	Real Estate Contacts, Inc.
Document Type	10-Q
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Central Index Key	0001520528
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		534,953,118
Entity Public Float			$ 1,111,057
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2